General information	6 Months Ended
Jun. 30, 2025
General Information [Abstract]
General information
1. General information
Ermenegildo Zegna N.V. (hereinafter referred to as the “Company” or the “Parent Company” and together with its consolidated subsidiaries, or any one or more of them, as the context may require, the “Ermenegildo Zegna Group” or the “Group”) is the holding company of the Group and is incorporated as a public company (naamloze vennootschap) under the laws of the Netherlands and its ordinary shares are listed on the New York Stock Exchange under the “ZGN” ticker. The Company is domiciled in Amsterdam, the Netherlands, and the Company’s registered office is Viale Roma 99/100, Valdilana (Biella), Italy.
The Ermenegildo Zegna Group is a global luxury player, with a leading position in the high-end menswear business, internationally recognized for its unique textile and manufacturing platform. Heritage, Italian craftsmanship, quality and innovation are the key ingredients of its three complementary brands: ZEGNA, Thom Browne and TOM FORD FASHION, through which the Group reaches different communities, from ZEGNA’s absolute luxury, to the modern tailoring of Thom Browne, to the seductive elegance of TOM FORD FASHION. Thanks to Thom Browne and TOM FORD FASHION, the Group can also play an important and growing role in the luxury womenswear and leather goods segments.
The Group was founded in 1910 in Northern Italy, in the town of Trivero, as a wool mill by Ermenegildo Zegna (the grandfather of the Group’s current Chairman and Chief Executive Officer) with the dream of creating the most beautiful and luxurious fabrics in the world. In the sixties the Company moved from textile into men’s ready-to-wear while in the eighties it expanded its business internationally with the opening of the first monobrand boutique in Paris in 1980 marking the beginning of an extensive retail network development at worldwide level. In 2018 it acquired 85% of Thom Browne Inc. (the Group owns 92% of Thom Browne Inc. at June 30, 2025) and on April 28, 2023, following the completion of the acquisition of Tom Ford International (“TFI”) (the “TFI Acquisition”), the Group became a long-term licensee of the Estée Lauder Companies Inc. (“ELC”) for the TOM FORD brand for the men’s and women’s fashion and accessories business.
The Group’s Filiera, the unique supply chain composed of some of the finest Italian high-end textile producers is fully integrated in the Group’s luxury manufacturing capabilities.
The Group controls the most important phases of the value chain, from designing to manufacturing and distribution. Over the years, the Group has reached a significant international presence through the direct-to-consumer retail channel, as well as through selected wholesale customers.
Seasonality
The luxury apparel market in which the Group operates is subject to seasonal fluctuations in sales.
With regard to retail sales in the DTC channel, sales tend to be higher in the last quarter of the year, driven by the holiday shopping season, as well as in January and February, in correspondence with the Chinese New Year celebrations. However, several events may affect retail sales, including adverse weather conditions or other macroeconomic and external events.
With regard to the wholesale branded channel, sales are usually higher in the months of the year in which wholesale customers concentrate their purchases. For example, deliveries of seasonal goods to wholesale customers tend to concentrate from November to February for the Spring/Summer collection and from June to September for the Fall/Winter collection.
Operating costs, in contrast, do not generally experience significant seasonal fluctuations, except for certain increases in the months of November and December due to the variable costs associated with sales commissions and variable leases, as well as marketing activities such as events that the Group hosts or participates in, which may not occur evenly throughout the year or between periods.
As a result of the foregoing, the financial results for interim periods may not be indicative of results for the entire fiscal year. Management expects such seasonal trends to continue.